Earnings Per Share - Schedule of Reconciliation Numerator and Denominator Basic and Diluted EPS Computations (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended			12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012	Jun. 30, 2011		Dec. 31, 2011
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net earnings (loss)	$ (6,749)		$ (34,862)		$ 44,509	$ 15,690		$ (83,400)
Income (Loss) from continuing operations attributable to common shareholders, Value	(23,689)	[1]	(50,036)	[1]		(11,631)	[1]
Income (Loss) from continuing operations attributable to common shareholders, Basic and Diluted shares	62,608,000	[1]	69,019,000	[1]		68,937,000	[1]
Income (Loss) from continuing operations attributable to common shareholders	$ (0.38)	[1]	$ (0.72)	[1]		$ (0.17)
Income from continuing operations attributable to common shareholders					$ 0.17
Income attributable to common shareholders plus assumed conversion					$ 0.17
Income (Loss) from continuing operations attributable to common shareholders, Value					10,908
Income attributable to common shareholders plus assumed conversion, Value					10,908
Income (Loss) from continuing operations attributable to common shareholders, Per share					63,153,000
Contingent consideration (note 3)					605,000
Shares held in escrow (note 3)					504,000
Share-based compensation					204,000
Income attributable to common shareholders plus assumed conversion, Shares					64,466,000
Series A Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(8,371)		(7,435)		(16,499)	(14,577)
Series C Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends	(8,569)		(7,134)		(17,102)	(11,548)
Series B Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Preferred stock dividends			$ (605)			$ (1,196)

[1]	The convertible Series A preferred shares, contingent consideration, shares held in escrow and share-based compensation are not included in the computation of diluted EPS if their effects are anti-dilutive for the period.